THE ADVISORS’ INNER CIRCLE FUND III

KBI Global Investors Aquarius Fund

(the “Fund”)

Supplement dated April 1, 2025 to the Fund’s Summary Prospectus, Prospectus and
Statement of Additional Information, each dated November 28, 2024

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus and SAI, and should be read in conjunction with the Summary Prospectus, Prospectus and SAI.

Noel O’Halloran no longer serves as a portfolio manager for the Fund. Accordingly, all references to Mr. O’Halloran contained in the Summary Prospectus, Prospectus and SAI are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

KBI-SK-001-0100